Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and banks	R$ 59,959	R$ 99,821
Unrestrictedly available financial investments cash and cash equivalents:
CDB’s / Repurchases	2,488,754	5,128,794
Total cash and cash equivalents	R$ 2,548,713	R$ 5,228,615